CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss from continuing operations	$ (8,413)	$ (67,923)	$ (943)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	2,134	4,799	2,084
Impairment loss of goodwill	4,740	59,440
Impairment loss of property, plant and equipment		970	60
Impairment loss of intangible assets	202	1,230
Deferred income taxes	(314)	(1,048)	(122)
Impairment loss of loan and interest receivables	1,386	1,980	194
Impairment loss of other receivables, prepayments and deposits	93	39
Gain on change in fair value of warrant derivative liability	(247)	(4)	(33)
Share-based compensation expenses	261	680	600
Gain on disposal of a subsidiary		2	(3)
(Reversal) allowance for guarantee			(974)
Change in operating assets and liabilities
Accounts receivable		4
Loans receivable	11,695	15,482	3,190
Other receivables and prepayments	10	6,343	313
Interest receivable	234	1,056	(1,188)
Change in operating lease liabilities		(2)
Accounts payable, trade			1
Other payables and accrued liabilities	663	(986)	(236)
Taxes payable	(153)	(423)	406
Net cash provided by continuing operations	12,291	21,639	3,349
Net cash provided by (used in) by discontinued operations		214	(234)
Net cash provided by operating activities	12,291	21,853	3,115
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance to other party	0	0	(5,835)
Purchase of property and equipment	(402)	(118)	(257)
Proceeds from acquisition of a subsidiary		1,009	75
Settlement of a promissory note for acquisition of a subsidiary	(5,192)	(23,282)
Proceeds from disposal of a subsidiary		187	8,987
Deposits paid for acquisition of subsidiaries		(4,966)	(21,795)
Net cash used in continuing operations	(5,594)	(27,170)	(18,825)
Net cash used in discontinued operations		(247)	(440)
Net cash used in investing activities	(5,594)	(27,417)	(19,265)
CASH FLOWS FROM FINANCING ACTIVITIES:
New bank loan raised			6,410
Repayment of bank borrowings	(6,241)	(169)	(200)
Proceeds from shares issuance		3,600
Advances from a director			21
Repayment to a director			(4)
Advances from related party			32
Advances from unrelated third parties			4
Net cash (used in) provided by continuing operations	(6,241)	3,431	6,263
Net cash provided by discontinued operations			701
Net cash (used in) provided by financing activities	(6,241)	3,431	6,964
EFFECT OF EXCHANGE RATE ON CASH	(4)
INCREASE (DECREASE) IN CASH	452	(2,133)	(9,186)
Cash and cash equivalent, beginning of year	3,028	5,161	14,347
Cash and cash equivalent, end of year	3,480	3,028	5,161
ANALYSIS OF CASH AND CASH EQUIVALENTS
Included in cash and cash equivalents per consolidated balance sheets	3,480	3,028	5,126
Included in assets of discontinued operations			35
Analysis of cash and cash equivalents, Total	3,480	3,028	5,161
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	3	206	106
Cash paid for income taxes	$ 342	1,163	130
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for acquisition of subsidiaries		$ 14,661	5,242
Cancellation of 2018 Notes (Notes 3 and 13)			$ 3,480